UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08252

CREDIT SUISSE EMERGING MARKETS FUND, INC.
(Exact name of registrant as specified in charter)

466 Lexington Avenue, New York, New York			10017-3140
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Emerging Markets Fund, Inc. 466 Lexington Avenue New York, New York 10017-3140
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2005 to April 30, 2006

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2006
(unaudited)

■  CREDIT SUISSE
EMERGING MARKETS FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares. For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2006; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risk, including loss of your investment.

Credit Suisse Emerging Markets Fund

Semiannual Investment Adviser's Report

April 30, 2006 (unaudited)

  May 31, 2006

Dear Shareholder:

Performance Summary

11/01/05 – 04/30/06

Fund & Benchmark	Performance
Common Class[1]	36.19%
Advisor Class[1]	36.48%
Class A1,2	36.29%
MSCI Emerging Markets Index[3]	37.77%

The recent performance of the Fund was attributable to unusually favorable market conditions and may not be repeated or consistently achieved in the future. Performance for the Fund's Class A Shares is without the maximum sales charge of 5.75%.2

Market Overview: Extending a winning streak

The period was a positive one for stock markets around the world, aided by improving global economic growth and generally favorable earnings reports. Emerging markets as a group had overall strong returns in absolute terms and as compared with developed stock markets, helped in part by high and rising commodity prices. Increased investor interest in the "BRIC" concept — the economic potential of Brazil, Russia, India and China — boosted performance, with all four markets up more than 40% in dollar terms for the period. Of course, emerging equity markets were periodically volatile, with investors quick to take profits, for example on concerns over rising US interest rates.

Strategic Review: Focus on domestic fundamentals

Factors that aided the Fund's performance included its overweighting, through much of the period, in China, as well as its overweightings in Brazil and Russia. The Fund's underweighting in India modestly detracted from its relative return, as did its underweighting in certain small markets, such as Argentina and Indonesia, that had sizable rallies. From a sector perspective, the Fund's financial services, materials and consumer discretionary holdings outperformed, while its energy and telecommunications stocks underperformed.

Our general strategy in the period was to focus on countries we believe have stronger external and domestic fundamentals, and sectors more exposed to unfolding domestic growth. In Latin America, we continued to favor Brazil over Mexico and Chile, and were largely absent from the region's smaller markets. In Asia, we ended the period with a roughly neutral weighting in China, having taken some profits after a strong first quarter of 2006. Within the Eastern

Credit Suisse Emerging Markets Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Europe/Middle East/Africa segment, we were overweighted in Russia, which has been a beneficiary of strength in commodity prices, and we think the trend can continue over the longer term. We are neutral South Africa, but overweight certain individual South African companies that could benefit from a strong pick-up in investment and consumer spending. Relatively unattractive valuations and weaker macro fundamentals for Central Europe kept us underweight there in the period.

Given the recent strength in emerging stock markets, the group is vulnerable to any bad news globally. We see any reassessment of growth, such as that caused by a sharp spike in oil prices, leading to possible near-term downdrafts in markets. Nevertheless, we maintain our underlying positive view on the asset class based on strong domestic demand and sovereign fundamentals in many markets; a decoupling of monetary cycles in key markets from global monetary trends; a slight (albeit narrowing) valuation discount to global markets; continued new interest in the asset class; and our view of good longer term growth prospects and secular themes.

The Credit Suisse Emerging Markets Team

Neil Gregson

Annabel Betz

Jonathan S. Ong

Elizabeth H. Eaton

Matthew J.K. Hickman

The Fund may involve a greater degree of risk than other funds that seek capital growth by investing in larger, more-developed markets. International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods; these risks are generally heightened for emerging-market investments.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Emerging Markets Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Average Annual Returns as of March 31, 20061

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	43.72%	16.16%	3.46%	5.43%	12/30/94
Advisor Class	44.01%	16.11%	3.05%	5.04%	12/30/94
Class A Without Sales Charge	43.64%	—	—	21.63%	11/30/01
Class A With Maximum Sales Charge	35.36%	—	—	19.96%	11/30/01

Average Annual Returns as of April 30, 20061

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	58.47%	16.53%	3.39%	6.07%	12/30/94
Advisor Class	58.90%	16.49%	3.00%	5.69%	12/30/94
Class A Without Sales Charge	58.48%	—	—	23.23%	11/30/01
Class A With Maximum Sales Charge	49.38%	—	—	21.57%	11/30/01

Returns represent past performance and include change in share price and reinvestments of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 28.45%.

3  The Morgan Stanley Capital International EMF (Emerging Markets Free) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

Credit Suisse Emerging Markets Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2006.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Emerging Markets Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended April 30, 2006

Actual Fund Return	Common Class	Advisor Class	Class A
Beginning Account Value 11/1/05	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/06	$1,361.90	$1,364.80	$1,362.90
Expenses Paid per $1,000*	$11.30	$9.85	$11.31
Hypothetical 5% Fund Return
Beginning Account Value 11/1/05	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/06	$1,015.22	$1,016.46	$1,015.22
Expenses Paid per $1,000*	$9.64	$8.40	$9.64
	Common Class	Advisor Class	Class A
Annualized Expense Ratios*	1.93%	1.68%	1.93%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Emerging Markets Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2006 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Emerging Markets Fund

Schedule of Investments

April 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS (92.9%)
Argentina (0.2%)
Oil & Gas (0.2%)
Repsol YPF SA ADR	2,800	$83,608
TOTAL ARGENTINA		83,608
Brazil (6.6%)
Banks (0.5%)
Unibanco-Uniao de Bancos Brasileiros SA GDR	2,500	198,375
Beverages (0.1%)
Companhia de Bebidas das Americas ADR	1,280	52,416
Commercial Services & Supplies (0.5%)
Companhia de Saneamento de Minas Gerais-Copasa MG*	19,100	192,439
Diversified Telecommunications Services (1.2%)
Brasil Telecom Participacoes SA	5,300,000	80,847
Brasil Telecom Participacoes SA ADR	2,400	98,040
Tele Norte Leste Participacoes SA	1,867	75,876
Tele Norte Leste Participacoes SA ADR	11,800	214,524
		469,287
Electric Utilities (0.4%)
Obrascon Huarte Lain Brasil SA*	13,900	169,425
Food Products (0.8%)
Cosan SA Industria e Comercio*	4,400	337,903
Internet & Catalog Retail (0.3%)
Submarino SA GDR Rule 144A‡	2,100	112,476
Oil & Gas (2.6%)
Petroleo Brasileiro SA-Petrobras ADR	11,600	1,031,124
Wireless Telecommunication Services (0.2%)
Vivo Participacoes SA*	18,900	78,057
TOTAL BRAZIL		2,641,502
Canada (0.9%)
Energy Equipment & Services (0.5%)
Niko Resources, Ltd.	3,800	220,766
Metals & Mining (0.4%)
First Quantum Minerals, Ltd.	3,000	144,679
TOTAL CANADA		365,445
Chile (1.5%)
Beverages (0.4%)
Compania Cervecerias Unidas SA ADR§	6,200	152,830
Diversified Telecommunications Services (0.2%)
Compania de Telecomunicaciones de Chile SA ADR§	6,400	56,192
Electric Utilities (0.4%)
Enersis SA ADR§	14,100	172,161

See Accompanying Notes to Financial Statements.

Credit Suisse Emerging Markets Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Chile
Water Utilities (0.5%)
Inversiones Aguas Metropolitanas SA ADR Rule 144A*‡	8,600	$207,002
TOTAL CHILE		588,185
China (5.5%)
Automobiles (0.7%)
Dongfeng Motor Corporation, Ltd. Series H*	567,300	281,687
Energy Equipment & Services (0.0%)
Dalian Port (PDA) Company, Ltd. Series H*	3,000	1,674
Insurance (1.5%)
China Life Insurance Company, Ltd. Series H	444,000	600,767
Machinery (0.6%)
Shanghai Electric Group Company, Ltd. Series H*	592,000	228,717
Metals & Mining (0.5%)
Angang New Steel Company, Ltd. Series H*	250,000	217,428
Oil & Gas (0.7%)
China Petroleum & Chemical Corp. Series H	450,000	287,891
Real Estate (0.4%)
New World China Land, Ltd.	305,600	146,864
Retail (0.5%)
Parkson Retail Group, Ltd.	55,500	181,811
Textiles & Apparel (0.6%)
Ports Design, Ltd.	163,000	257,155
TOTAL CHINA		2,203,994
Egypt (0.7%)
Diversified Telecommunications Services (0.4%)
Vodafone Egypt Telecommunications Co. SAE	9,700	144,977
Wireless Telecommunication Services (0.3%)
Egyptian Company for Mobile Services (MobiNil)	4,800	132,262
TOTAL EGYPT		277,239
Hong Kong (3.1%)
Automobiles (0.7%)
Denway Motors, Ltd.	690,000	279,963
Oil & Gas (0.7%)
CNOOC, Ltd.	326,000	268,353
Paper & Forest Products (0.3%)
Nine Dragons Paper Holdings, Ltd.*	140,525	123,241
Real Estate (0.3%)
China Resources Land, Ltd.	164,000	110,870
Wireless Telecommunication Services (1.1%)
China Mobile (Hong Kong), Ltd.	76,000	439,681
TOTAL HONG KONG		1,222,108

See Accompanying Notes to Financial Statements.

Credit Suisse Emerging Markets Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Hungary (0.5%)
Banks (0.5%)
OTP Bank Rt.	4,900	$189,496
TOTAL HUNGARY		189,496
India (5.1%)
Automobiles (0.3%)
Mahindra & Mahindra, Ltd.*	8,900	124,872
Chemicals (0.5%)
Reliance Industries, Ltd. GDR Rule 144A‡	4,900	216,825
Diversified Financials (0.3%)
ICICI Bank, Ltd. ADR	4,600	126,178
Reliance Capital Ventures, Ltd.*	9,800	5,684
		131,862
Diversified Telecommunications Services (0.5%)
Bharti Tele-Ventures, Ltd.*	24,300	219,164
Electric Utilities (0.4%)
National Thermal Power Corporation, Ltd.	44,200	133,962
Reliance Energy Ventures, Ltd.*	9,800	9,426
		143,388
Electrical Equipment (0.6%)
Bharat Heavy Electricals, Ltd.	4,300	224,263
Gas Utilities (0.5%)
Gail India, Ltd.	28,700	184,861
Industrial Conglomerates (0.6%)
Grasim Industries, Ltd.*	4,600	241,189
IT Consulting & Services (0.8%)
Infosys Technologies, Ltd. ADR	2,200	173,030
Tata Consultancy Services, Ltd.	3,326	146,556
		319,586
Materials (0.4%)
Hindalco Industries, Ltd.*	29,400	140,570
Oil & Gas (0.0%)
Reliance Natural Resources, Ltd. Series L*	9,800	6,437
Wireless Telecommunication Services (0.2%)
Reliance Communication Ventures, Ltd.*	9,800	66,984
TOTAL INDIA		2,020,001
Indonesia (2.1%)
Banks (0.9%)
PT Bank Central Asia	314,500	156,587
PT Bank Mandiri	964,000	210,444
		367,031

See Accompanying Notes to Financial Statements.

Credit Suisse Emerging Markets Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Indonesia
Wireless Telecommunication Services (1.2%)
PT Telekomunikasi Indonesia	521,500	$448,170
TOTAL INDONESIA		815,201
Israel (2.0%)
Banks (0.7%)
Bank Hapoalim, Ltd.	57,900	297,379
Electronic Equipment & Instruments (0.4%)
Orbotech, Ltd.*	6,400	162,624
Insurance (0.5%)
Harel Insurance Investments, Ltd.	4,200	188,559
Internet Software & Services (0.4%)
Check Point Software Technologies, Ltd.*	8,400	162,540
TOTAL ISRAEL		811,102
Malaysia (0.7%)
Food Products (0.7%)
IOI Corporation Berhad	75,600	296,184
TOTAL MALAYSIA		296,184
Mexico (5.9%)
Beverages (0.5%)
Fomento Economico Mexicano SA de CV ADR	2,224	206,565
Construction Materials (0.5%)
Cemex SA de CV ADR	2,886	194,863
Diversified Financials (0.4%)
Grupo Financiero Banorte SA de CV Series O	66,900	174,084
Diversified Telecommunications Services (0.4%)
Telefonos de Mexico SA de CV ADR	6,500	142,935
Food Products (0.7%)
Gruma SA Series B	45,700	142,207
Grupo Bimbo SA de CV Series A	49,300	153,854
		296,061
Household Durables (0.4%)
Consorcio ARA SA de CV	32,100	169,664
Media (0.5%)
Grupo Televisa SA ADR*	8,800	186,560
Metals & Mining (0.4%)
Grupo Mexico SA de CV Series B	49,949	174,801
Real Estate (0.6%)
Urbi Desarrollos Urbanos SA de CV*	27,335	223,867
Transportation Infrastructure (0.1%)
Grupo Aeroportuario del Pacifico SA de CV ADR	1,000	33,280

See Accompanying Notes to Financial Statements.

Credit Suisse Emerging Markets Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Mexico
Wireless Telecommunication Services (1.4%)
America Movil SA de CV ADR Series L	12,400	$457,684
America Telecom SA de CV Class A*§	14,300	88,222
		545,906
TOTAL MEXICO		2,348,586
Oman (0.4%)
Banks (0.4%)
Bank Muscat SAOG GDR Rule 144A*‡	17,875	165,344
TOTAL OMAN		165,344
Peru (0.6%)
Metals & Mining (0.6%)
Compania de Minas Buenaventura SA	7,200	218,808
TOTAL PERU		218,808
Russia (7.4%)
Banks (1.1%)
Sberbank RF	248	447,107
Industrial Conglomerates (0.8%)
Mining and Metallurgical Company Norilsk Nickel ADR§	2,500	330,000
Oil & Gas (4.3%)
Gazprom ADR	8,250	373,891
Lukoil ADR	14,600	1,322,760
		1,696,651
Wireless Telecommunication Services (1.2%)
AO VimpelCom ADR*§	6,600	307,230
Mobile Telesystems ADR*	5,200	169,832
		477,062
TOTAL RUSSIA		2,950,820
South Africa (10.3%)
Banks (2.0%)
FirstRand, Ltd.	104,094	339,650
Standard Bank Group, Ltd.	32,557	461,033
		800,683
Diversified Financials (0.5%)
African Bank Investments, Ltd.	37,500	207,383
Electronic Equipment & Instruments (0.9%)
Reunert, Ltd.	27,500	340,334
Food Products (0.4%)
Tiger Brands, Ltd.	5,900	162,789
Household Durables (0.6%)
Steinhoff International Holdings, Ltd.	59,520	234,164

See Accompanying Notes to Financial Statements.

Credit Suisse Emerging Markets Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
South Africa
Industrial Conglomerates (0.4%)
Bidvest Group, Ltd.	9,600	$174,459
Insurance (0.9%)
Sanlam, Ltd.	139,520	357,723
Metals & Mining (1.5%)
Gold Fields, Ltd.	8,204	205,748
Impala Platinum Holdings, Ltd.	2,100	395,971
		601,719
Oil & Gas (1.6%)
Sasol	15,300	632,866
Specialty Retail (1.5%)
Edgars Consolidated Stores, Ltd.	42,930	269,238
JD Group, Ltd.	20,300	310,667
		579,905
TOTAL SOUTH AFRICA		4,092,025
South Korea (20.1%)
Auto Components (0.3%)
Hyundai Mobis	1,420	125,567
Automobiles (1.5%)
Hyundai Motor Company, Ltd.	6,830	601,498
Banks (3.8%)
Industrial Bank of Korea	21,900	441,689
Kookmin Bank	8,740	779,802
Shinhan Financial Group Company, Ltd.	5,820	288,496
		1,509,987
Construction & Engineering (2.3%)
GS Engineering & Construction Corp.	7,550	548,830
Hyundai Development Co.	6,400	371,632
		920,462
Household Durables (0.3%)
LG Electronics, Inc.	1,560	128,866
Insurance (1.1%)
Samsung Fire & Marine Insurance Company, Ltd.	2,960	425,342
Metals & Mining (1.6%)
POSCO ADR	9,000	634,230
Multiline Retail (0.9%)
Shinsegae Company, Ltd.	690	338,240
Oil & Gas (0.7%)
S-Oil Corp.	3,700	286,580

See Accompanying Notes to Financial Statements.

Credit Suisse Emerging Markets Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
South Korea
Semiconductor Equipment & Products (6.9%)
Hynix Semiconductor, Inc.*	3,080	$107,399
Samsung Electronics Company, Ltd.	3,882	2,649,356
		2,756,755
Wireless Telecommunication Services (0.7%)
SK Telecom Company, Ltd.	1,100	259,517
TOTAL SOUTH KOREA		7,987,044
Taiwan (14.1%)
Banks (0.8%)
Chinatrust Financial Holding Company, Ltd.	369,000	302,897
Chemicals (0.4%)
Formosa Plastics Corp.	109,000	174,028
Computers & Peripherals (2.0%)
Advantech Company, Ltd.	70,372	193,070
Asustek Computer, Inc.	94,000	260,699
Chi Mei Optoelectronics Corp. GDR Rule 144A‡	24,502	348,174
		801,943
Diversified Telecommunications Services (0.5%)
Chunghwa Telecom Company, Ltd.	108,000	207,591
Electronic Equipment & Instruments (2.5%)
AU Optronics Corp. ADR§	16,814	276,254
Hon Hai Precision Industry Company, Ltd.	106,137	717,051
		993,305
Insurance (2.9%)
Cathay Financial Holding Company, Ltd.	278,000	622,556
Shin Kong Financial Holding Company, Ltd.	482,049	514,359
		1,136,915
Metals & Mining (0.8%)
China Steel Corp.	320,000	312,633
Semiconductor Equipment & Products (4.2%)
MediaTek, Inc.	15,000	175,293
Taiwan Semiconductor Manufacturing Company, Ltd.	576,097	1,217,998
United Microelectronics Corp.	378,170	263,195
		1,656,486
TOTAL TAIWAN		5,585,798
Thailand (2.7%)
Banks (1.3%)
Krung Thai Bank Public Company, Ltd.	807,000	264,203
Siam City Bank Public Company, Ltd.	392,600	247,368
		511,571

See Accompanying Notes to Financial Statements.

Credit Suisse Emerging Markets Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Thailand
Construction & Engineering (0.5%)
Italian-Thai Development Public Company, Ltd.	1,144,500	$219,334
Oil & Gas (0.5%)
Thai Oil Public Company, Ltd.	107,700	193,499
Real Estate (0.4%)
Land and Houses Public Company, Ltd.	720,000	161,742
TOTAL THAILAND		1,086,146
Turkey (2.0%)
Banks (1.5%)
Akbank T.A.S.	37,796	315,410
Turkiye Garanti Bankasi AS	73,158	302,317
		617,727
Wireless Telecommunication Services (0.5%)
Turkcell Iletisim Hizmetleri AS	30,700	195,966
TOTAL TURKEY		813,693
United Arab Emirates (0.5%)
Wireless Telecommunication Services (0.5%)
Investcom LLC GDR*	12,800	193,920
TOTAL UNITED ARAB EMIRATES		193,920
TOTAL COMMON STOCKS (Cost $22,222,225)		36,956,249
PREFERRED STOCKS (6.4%)
Brazil (5.9%)
Banks (0.6%)
Banco Itau Holding Financeira SA	7,200	226,544
Beverages (0.3%)
Companhia de Bebidas das Americas ADR	2,600	120,380
Diversified Telecommunications Services (0.8%)
Telemar Norte Leste SA Class A	5,200	144,469
Telesp-Telecomunicacoes de Sao Paulo SA	7,100	168,770
		313,239
Industrial Conglomerates (1.0%)
Bradespar SA	5,700	226,910
Itausa-Investimentos Itau SA	42,907	195,736
		422,646
Metals & Mining (2.0%)
Companhia Vale do Rio Doce ADR	13,800	613,824
Usinas Siderurgicas de Minas Gerais SA Series A	5,100	193,879
		807,703

See Accompanying Notes to Financial Statements.

Credit Suisse Emerging Markets Fund

Schedule of Investments (continued)

April 30, 2006 (unaudited)

	Number of Shares	Value
PREFERRED STOCKS
Brazil
Oil & Gas (1.2%)
Petroleo Brasileiro SA-Petrobras ADR	4,700	$464,501
TOTAL BRAZIL		2,355,013
Russia (0.5%)
Oil & Gas (0.5%)
Transneft	95	203,455
TOTAL RUSSIA		203,455
TOTAL PREFERRED STOCKS (Cost $1,110,146)		2,558,468
RIGHTS (0.0%)
Thailand (0.0%)
Diversified Telecommunications Services (0.0%)
True Corporation Public Company, Ltd. strike price THB 20.60, expires April 2008*^ (Cost $0)	191,874	0
SHORT-TERM INVESTMENTS (3.7%)
State Street Navigator Prime Portfolio§§	1,172,223	1,172,223
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 3.850%, 5/01/06	$285	285,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,457,223)		1,457,223
TOTAL INVESTMENTS AT VALUE (103.0%) (Cost $24,789,594)		40,971,940
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.0%)		(1,206,507)
NET ASSETS (100.0%)		$39,765,433

INVESTMENT ABBREVIATIONS

  ADR  =  American Depositary Receipt

  GDR  =  Global Depositary Receipt

*  Non-income producing security.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to a value of $1,049,821 or 2.6% of net assets.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Emerging Markets Fund

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $1,172,223 (Cost $24,789,594) (Note 2)	$40,971,940[1]
Cash	365
Foreign currency at value (cost $67,303)	67,575
Receivable for investments sold	254,287
Dividend and interest receivable	96,998
Receivable for fund shares sold	10,128
Prepaid expenses and other assets	17,759
Total Assets	41,419,052
Liabilities
Advisory fee payable (Note 3)	22,454
Administrative services fee payable (Note 3)	9,067
Distribution fee payable (Note 3)	9,444
Payable upon return of securities loaned (Note 2)	1,172,223
Payable for investments purchased	319,712
Payable for fund shares redeemed	47,789
Deferred foreign tax liability (Note 2)	14,727
Directors' fee payable	3,609
Other accrued expenses payable	54,594
Total Liabilities	1,653,619
Net Assets
Capital stock, $0.001 par value (Note 6)	2,218
Paid-in capital (Note 6)	72,517,537
Undistributed net investment income	35,494
Accumulated net realized loss on investments and foreign currency transactions	(48,960,610)
Net unrealized appreciation from investments and foreign currency translations	16,170,794
Net Assets	$39,765,433
Common Shares
Net assets	$37,817,874
Shares outstanding	2,107,485
Net asset value, offering price, and redemption price per share	$17.94
Advisor Shares
Net assets	$1,104,381
Shares outstanding	63,695
Net asset value, offering price, and redemption price per share	$17.34
A Shares
Net assets	$843,178
Shares outstanding	47,295
Net asset value and redemption price per share	$17.83
Maximum offering price per share (net asset value/(1-5.75%))	$18.92

1  Including $1,141,577 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Emerging Markets Fund

Statement of Operations

For the Six Months Ended April 30, 2006 (unaudited)

Investment Income (Note 2)
Dividends	$426,423
Interest	5,025
Securities lending	1,712
Foreign taxes withheld	(39,605)
Total investment income	393,555
Expenses
Investment advisory fees (Note 3)	232,437
Administrative services fees (Note 3)	38,803
Distribution fees (Note 3)
Common Class	44,335
Class A	788
Transfer agent fees (Note 3)	47,461
Registration fees	23,507
Custodian fees	22,114
Printing fees (Note 3)	15,027
Directors' fees	10,632
Audit and tax fees	10,484
Legal fees	7,238
Insurance expense	1,936
Interest expense (Note 4)	579
Commitment fees (Note 4)	463
Miscellaneous expense	9,839
Total expenses	465,643
Less: fees waived (Note 3)	(107,601)
Net expenses	358,042
Net investment income	35,513
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments (including Thailand Capital Gain Tax of $19,618)	5,105,724
Net realized loss on foreign currency transactions	(29,582)
Net change in unrealized appreciation (depreciation) from investments	6,281,962
Net change in unrealized appreciation (depreciation) from foreign currency translations	14,843
Net realized and unrealized gain from investments and foreign currency related items	11,372,947
Net increase in net assets resulting from operations	$11,408,460

See Accompanying Notes to Financial Statements.

Credit Suisse Emerging Markets Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2006 (unaudited)	For the Year Ended October 31, 2005
From Operations
Net investment income	$35,513	$244,845
Net realized gain from investments and foreign currency transactions	5,076,142	5,824,803
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	6,296,805	2,470,317
Net increase in net assets resulting from operations	11,408,460	8,539,965
From Dividends
Dividends from net investment income
Common Class shares	(71,660)	(169,468)
Advisor Class shares	(4,938)	(9,668)
Class A shares	(1,066)	(1,905)
Net decrease in net assets resulting from dividends	(77,664)	(181,041)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	2,545,516	3,617,673
Reinvestment of dividends	74,368	175,398
Net asset value of shares redeemed	(7,917,976)[1]	(11,888,350)[2]
Net decrease in net assets from capital share transactions	(5,298,092)	(8,095,279)
Net increase in net assets	6,032,704	263,645
Net Assets
Beginning of period	33,732,729	33,469,084
End of period	$39,765,433	$33,732,729
Undistributed net investment income	$35,494	$77,645

1  Net of $1,931 of redemption fees retained by the Fund.

2  Net of $1,150 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Emerging Markets Fund

Financial Highlights

(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For The Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004	2003	2002	2001
Per share data
Net asset value, beginning of period	$13.20	$10.39	$8.86	$6.43	$6.58	$9.03
INVESTMENT OPERATIONS
Net investment income (loss)	0.01[1]	0.08[1]	0.07[1]	0.03[1]	(0.00)[1,2]	0.04
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	4.76	2.79	1.46	2.40	(0.15)	(2.46)
Total from investment operations	4.77	2.87	1.53	2.43	(0.15)	(2.42)
LESS DIVIDENDS
Dividends from net investment income	(0.03)	(0.06)	—	—	—	(0.03)
REDEMPTION FEES	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	—
Net asset value, end of period	$17.94	$13.20	$10.39	$8.86	$6.43	$6.58
Total return[4]	36.19%	27.70%	17.27%	37.64%	(2.28)%	(26.92)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$37,818	$32,177	$32,072	$36,139	$30,769	$40,463
Ratio of expenses to average net assets	1.93%[6]	1.95%	1.95%	1.85%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets	0.26%[6]	0.69%	0.72%	0.44%	(0.00)%[5]	0.41%
Decrease reflected in above operating expense ratios due to waivers/ reimbursements	0.58%[6]	0.57%	0.72%	0.97%	1.16%	0.86%
Portfolio turnover rate	31%	90%	114%	156%	145%	188%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Represents less than (0.01)%.

6  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Emerging Markets Fund

Financial Highlights

(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

	For The Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004	2003	2002	2001
Per share data
Net asset value, beginning of period	$12.76	$10.06	$8.56	$6.25	$6.41	$8.78
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.03	0.11	0.09	0.01	(0.01)	0.00[2]
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	4.61	2.69	1.41	2.30	(0.15)	(2.37)
Total from investment operations	4.64	2.80	1.50	2.31	(0.16)	(2.37)
LESS DIVIDENDS
Dividends from net investment income	(0.06)	(0.10)	—	—	—	—
Net asset value, end of period	$17.34	$12.76	$10.06	$8.56	$6.25	$6.41
Total return[3]	36.48%	27.96%	17.52%	36.80%	(2.50)%	(26.99)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,104	$1,090	$1,181	$1,183	$1,105	$1,331
Ratio of expenses to average net assets	1.68%[4]	1.70%	1.70%	2.10%	1.90%	1.91%
Ratio of net investment income (loss) to average net assets	0.51%[4]	0.94%	0.97%	0.16%	(0.19)%	(0.07)%
Decrease reflected in above operating expense ratios due to waivers/ reimbursements	0.58%[4]	0.57%	0.72%	0.97%	1.19%	0.90%
Portfolio turnover rate	31%	90%	114%	156%	145%	188%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Emerging Markets Fund

Financial Highlights

(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For The Six Months Ended April 30, 2006	For the Year Ended October 31,
	(unaudited)	2005	2004	2003	2002[1]
Per share data
Net asset value, beginning of period	$13.11	$10.33	$8.78	$6.45	$7.14
INVESTMENT OPERATIONS
Net investment income (loss)	0.02[2]	0.09[2]	0.03[2]	(0.03)[2]	0.07
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	4.73	2.75	1.52	2.36	(0.76)
Total from investment operations	4.75	2.84	1.55	2.33	(0.69)
LESS DIVIDENDS
Dividends from net investment income	(0.03)	(0.06)	—	—	—
Net asset value, end of period	$17.83	$13.11	$10.33	$8.78	$6.45
Total return[3]	36.29%	27.57%	17.65%	36.34%	(9.80)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$843	$466	$216	$60	$90
Ratio of expenses to average net assets	1.93%[4]	1.95%	1.95%	1.85%	1.65%[4]
Ratio of net investment income (loss) to average net assets	0.26%[4]	0.77%	0.32%	(0.41)%	1.92%[4]
Decrease reflected in above operating expense ratios due to waivers/ reimbursements	0.58%[4]	0.57%	0.72%	0.97%	1.52%[4]
Portfolio turnover rate	31%	90%	114%	156%	145%

1  For the period November 30, 2001 (inception date) through October 31, 2002.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Emerging Markets Fund

Notes to Financial Statements

April 30, 2006 (unaudited)

Note 1. Organization

Credit Suisse Emerging Markets Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks growth of capital. The Fund was incorporated under the laws of the State of Maryland on December 23, 1993.

The Fund is authorized to offer three classes of shares: Common Class shares, Advisor Class shares, and Class A shares. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. The Fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of Credit Suisse Management, LLC ("Credit Suisse"), (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs (5) employees of Credit Suisse or its affiliates and current and former Directors or Trustees of funds advised by Credit Suisse or its affiliates, and (6) Credit Suisse or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Fund and open new accounts under the same Social Security number. Effective December 12, 2001, the Fund closed its Advisor Class to new investments, except for reinvestment of dividends. Advisor Class shareholders may continue to hold Advisor Class shares but will be unable to add to their accounts. Although no further shares can be purchased, shareholders can redeem their Advisor Class shares through any available method. Class A shares are sold subject to a front-end sales charge of up to 5.75%.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific

Credit Suisse Emerging Markets Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if

Credit Suisse Emerging Markets Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2006, the Fund had no open forward foreign currency contracts.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the

Credit Suisse Emerging Markets Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from the securities lending activities. During the six months ended April 30, 2006, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $39,322 of which $36,897 was rebated to borrowers (brokers). The Fund retained $1,712 in income from the cash collateral investment and SSB, as lending agent, was paid $713. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

J) OTHER — The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Fund's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to operational and other risks as well. Some countries may have restrictions that could limit the Fund's access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Fund to increased volatility or substantial declines in value.

The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries.

Credit Suisse Emerging Markets Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.25% of the Fund's average daily net assets. Effective March 1, 2006 to February 28, 2007, Credit Suisse agreed to voluntarily waive part of its investment advisory fee from 1.25% to 1.20%. For the six months ended April 30, 2006, investment advisory fees earned and voluntarily waived were $232,437 and $107,601, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Limited (Credit Suisse U.K.) ("Credit Suisse U.K.") and Credit Suisse Asset Management Limited (Credit Suisse Australia) ("Credit Suisse Australia"), affiliates of Credit Suisse, are sub-investment advisers to the Fund (the "Sub-Advisers"). Credit Suisse U.K. and Credit Suisse Australia's sub-investment advisory fees are paid by Credit Suisse out of Credit Suisse's net advisory fee and are not paid by the Fund.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended April 30, 2006, co-administrative services fees earned by CSAMSI were $18,595.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2006, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $20,208.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at the annual rate of 0.25% of the average daily net assets of the Common Class and Class A shares.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these

Credit Suisse Emerging Markets Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

services from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the six months ended April 30, 2006, the Fund reimbursed Credit Suisse $27,171, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2006, CSAMSI and its affiliates advised the Fund that they retained $1,459 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2006, Merrill was paid $229 for its services to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2006 and during the six months ended April 30, 2006, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2006, purchases and sales of investment securities (excluding short-term investments) were $11,632,601 and $17,309,471, respectively.

At April 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $24,789,594, $16,500,191, ($317,845) and $16,182,346, respectively.

Credit Suisse Emerging Markets Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 6. Capital Share Transactions

The Fund is authorized to issue three billion full and fractional shares of capital stock, $0.001 par value per share, of which one billion are classified as Common Class shares, one billion are classified as Advisor Class shares and one billion are classified as Class A shares. Transactions in capital shares of each class of the Fund were as follows:

	Common Class
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	135,307	$2,176,378	283,392	$3,411,924
Shares issued in reinvestment of dividends	4,674	69,883	13,388	165,687
Shares redeemed	(470,933)	(7,409,595)	(944,627)	(11,505,366)
Net decrease	(330,952)	$(5,163,334)	(647,847)	$(7,927,755)
	Advisor Class
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares issued in reinvestment of dividends	279	$4,029	745	$8,801
Shares redeemed	(21,993)	(329,255)	(32,705)	(360,793)
Net decrease	(21,714)	$(325,226)	(31,960)	$(351,992)
	Class A
	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	22,974	$369,138	16,337	$205,749
Shares issued in reinvestment of dividends	31	456	74	910
Shares redeemed	(11,259)	(179,126)	(1,771)	(22,191)
Net increase	11,746	$190,468	14,640	$184,468

Effective September 16, 2002, a redemption fee of 2% of the value of Common Class shares redeemed or exchanged within 30 days from the date of purchase is charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

Credit Suisse Emerging Markets Fund

Notes to Financial Statements (continued)

April 30, 2006 (unaudited)

Note 6. Capital Share Transactions

On April 30, 2006, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	3	48%
Advisor Class	2	14%
Class A	6	62%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Emerging Markets Fund

Board Approval of Advisory Agreements (unaudited)

In approving the Advisory Agreement and Sub-Advisory Agreements, the Board of Directors, including the Independent Directors, considered the following factors with respect to the Emerging Markets Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 1.25% for the Fund ("Contractual Advisory Fee"), which was reduced to 0.53% after voluntary fee waivers and/or expense reimbursements ("Net Advisory Fee"), in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse") or Credit Suisse Asset Management Limited U.K. ("Credit Suisse U.K.") and Credit Suisse Asset Management Limited Australia ("Credit Suisse Australia"). The Board noted that the compensation paid to Credit Suisse U.K. and Credit Suisse Australia (collectively, the "Sub-Advisers") does not increase the fees or expenses otherwise incurred by the Fund's shareholders. The Board acknowledged that fee waivers and expense reimbursements may be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds (the "Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement and by the Sub-Advisers under the Sub-Advisory Agreements. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse and the Sub-Advisers. The Board reviewed background information about Credit Suisse and the Sub-Advisers, including their respective Forms ADV. The Board considered the background and experience of both Credit Suisse's and the Sub-Advisers' senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse and the Sub-Advisers. With respect to the Sub-Advisers, the Board also considered their expertise in managing the types of global investments that the Fund utilizes in its investment strategy. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the

Credit Suisse Emerging Markets Fund

Board Approval of Advisory Agreements (unaudited) (continued)

extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

In approving the Sub-Advisory Agreements, the Board also considered the benefits of retaining Credit Suisse U.K. and Credit Suisse Australia given the increased complexity of the domestic and international securities markets, specifically that retention of Credit Suisse U.K. and Credit Suisse Australia expands the universe of companies and countries from which investment opportunities could be sought and enhances the ability of the Fund to obtain the best price and execution on trades in international markets.

Fund Performance

The Board received and considered the one-, two-, three-, four-, five- and ten-year performance of the Fund, along with comparisons, for all presented periods, both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the data for the funds included in the Performance Group and the Performance Universe.

The Board reviewed information comparing the performance of various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Fund and its identified benchmark over various time periods.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration

Credit Suisse Emerging Markets Fund

Board Approval of Advisory Agreements (unaudited) (continued)

economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse, the Sub-Advisers and their affiliates as a result of their relationships with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of Credit Suisse and the Sub-Advisers and benefits potentially derived from an increase in Credit Suisse's and the Sub-Advisers' businesses as a result of their relationships with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse, the Sub-Advisers and their affiliates).

The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's and the Sub-Advisers' method for allocating portfolio investment opportunities among their advisory clients.

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  Although the Contractual Advisory Fee was higher than the median of its Expense Group, the Net Advisory Fee was the lowest of the Fund's Expense Group. In addition, the Board recognized that Credit Suisse has historically evidenced a willingness to waive fees. The Board considered that the Net Advisory Fee would decrease to 0.48% when the additional voluntary fee waiver (described below) is taken into account. As a result, the fee was considered reasonable.

•  The Fund's performance for all periods presented lagged that of its Performance Group and Performance Universe, although performance was in a reasonable range (within one standard deviation) of the median for the one-, two- and three- year periods in both the Performance Group and Performance Universe. The Board had previously identified the need to address the Fund's performance. After discussion with the Board, Credit Suisse had agreed to a one-year voluntary fee reduction of five basis points.

Credit Suisse Emerging Markets Fund

Board Approval of Advisory Agreements (unaudited) (continued)

•  Aside from performance (as described above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and the Sub-Advisers and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement and by the Sub-Advisers under the Sub-Advisory Agreements are typical of, and consistent with, those provided to similar mutual funds by other investment advisers. The Board understood that Credit Suisse is addressing performance issues.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the relatively small size of the Fund and the amount of the Net Advisory Fees, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement and the Sub-Advisory Agreements. The Independent Directors were advised by separate independent legal counsel throughout the process.

Credit Suisse Emerging Markets Fund
Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and-advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2006.

Credit Suisse Emerging Markets Fund

Proxy Voting and Portfolio Holdings Information

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, http://www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  EMK-SAR-0406

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE EMERGING MARKETS FUND, INC.

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	July 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	July 5, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	July 5, 2006